UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-07678

American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brett L. Agnew, Assistant Secretary

American Municipal Income Portfolio Inc.

800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7557

Date of fiscal year end:	1/31

Date of reporting period:	6/30/07

Item 1.           Proxy Voting Record.

The registrant held no securities during the period covered by this report for which there was a security holder vote.  Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Municipal Income Portfolio Inc.

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr. Treasurer

Date	August 31, 2007

* Print the name and title of each signing officer under his or her signature.